Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Bridgecrest Acceptance Corporation (the “Company”)
Deutsche Bank Securities Inc.
Citigroup Global Markets Inc.
Wells Fargo Securities, LLC
(together, the “Specified Parties”)

Re: Bridgecrest Lending Auto Securitization Trust 2025-2 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “1. Statistical - BLAST 2025-2 $466.23M - 02-28-2025 - vF.xlsx” provided by the Company on March 4, 2025, containing information on 23,418 automobile retail installment sale contracts (“Auto Loans”) as of February 28, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Bridgecrest Lending Auto Securitization Trust 2025-2. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and numbers of months were within $1.00, 0.01%, and 0.01 months, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the table in the procedures section below.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of insurance document.

•	The term “Vision” means the Company’s loan servicing module within the Company’s Integrated Operation System.

•	The term “Global Search System” means the Company’s internal document management/storage system.

•	The term “Loan File” means the following documents: Installment Sale Contract, Title Document, Credit Application, Customer Information Form, Credit Bureau Report, SCRA Modification Form, Interest Rate Buy Down Confirmation, Insurance Document, and screens from Vision. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.

•	The term “Provided Information” means the Instructions, Acceptable Company Names, and Loan File.

The procedures we were instructed by the Company to perform, and the associated findings are as follows:

a.	We randomly selected a sample of 150 Auto Loans from the Data File (the “Selected Auto Loans”). A listing of the Selected Auto Loans is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Auto Loans we were instructed to randomly select from the Data File.

b.	For each Selected Auto Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Loan File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan File or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing the Instructions, as applicable constituted an exception. The Loan File information is listed in the order of priority.

Attribute	Loan File / Instructions

Borrower Name	Installment Sale Contract, “Account Info” screen, “Customer Information” screen, “Buyer Information” screen from Vision, Customer Information Form, Credit Bureau Report

Original Amount Financed	Installment Sale Contract

Original Term	Recompute using the First Payment Date and Original Maturity Date appearing in the Installment Sale Contract

Scheduled Monthly Payment

For Selected Auto Loans with monthly payment frequency, compare to the information shown in the Installment Sale Contract, the “Reg. Payment” field in the “Account Summary” screen from Vision, Interest Rate Buy Down Confirmation

For Selected Auto Loans with a payment frequency other than monthly as shown in the Installment Sale Contract, recompute using (i) the payment amount stated in the “Payment Schedule” section of the Installment Sale Contract, or the “Account Summary” screen from Vision or the SCRA Modification Form and (ii) the payment frequency stated in the Installment Sale Contract or in the “Account Summary” screen from Vision

Attribute	Loan File / Instructions

Annual Percentage Rate (“APR”)	Installment Sale Contract, “Account Summary” screen from Vision, SCRA Modification Form, Interest Rate Buy Down Confirmation

New vs. Used	Installment Sale Contract

Origination Date	Installment Sale Contract

First Payment Date	Installment Sale Contract

Original Maturity Date	Installment Sale Contract, "Loan Modification” screen, “Account Information” screen from Vision

Borrower’s State	Installment Sale Contract, “Customer Information” screen from Vision

We found such information to be in agreement without exception.

c.	For each Selected Auto Loan, we observed the presence of the following in the Loan File:

–	Signed Credit Application. We make no representation regarding the authenticity of the signature(s).

–	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

–	Proof of Insurance Policy. The Company informed us that an Insurance Document listing an insurance company name was acceptable proof of insurance.

–	Truth-in-Lending Disclosure Statement (within the Installment Sale Contract).

We found such information to be present.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Auto Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Auto Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Auto Loans being securitized, (iii) the compliance of the originator of the Auto Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Auto Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
March 31, 2025

Appendix A

Title Documents

Application for Certificate of Title	Application(s) for Certificate of Title to a Motor Vehicle

Application for Certificate of Title and Registration	Certificate of Title

Application for Certificate of Title for a Vehicle	Certificate of Title and Registration

Application for Certificate of Title or Registration	Certificate of Title for a Vehicle

Application for Certificate of Title with/without Registration	Certificate of Title of a Vehicle

Application for Certificate of Motor Vehicle Title	Certificate of Title/Temporary Registration and Tag Application

Applications for Certificate of Title to a Motor Vehicle	Department of State Application for Title and Registration Statement of Vehicle Sale

Application for Certificate of Title to Record or Transfer a Lien	Form MV-1 Motor Vehicle Title Application

Application for Dealer Assignment	Lien and Title Information Report

Application for Noting of Lien, Duplicate title, or Multipurpose Use	Lien Entry Form

Application for Title	Notice of Security Interest Filing

Application for Title and License	Registration Acknowledgement

Application for Title and/or Registration	Title & License Plate Application

Application for Title and Registration Statement of Vehicle Sale	Title and Registration Application

Application for Title or Registration	Title and/or Registration Application

Application for Vehicle Title	Title Application

Application To Title / Reg. A Vehicle	Universal Title Application

Application for Vehicle Title and Registration	Vehicle Application

Application for Title and Registration	Vehicle Sales and Use Tax Return/Application for Registration

Application for Vehicle Transaction	Vehicle Services Division Multi-Purpose Application

Application For Vehicle Transaction(s)	Vehicle/Vessel Transfer and Reassignment Form

Exhibit A (continued)

Acceptable Company Names

Bridgecrest Accep Corp	DriveTime Car Sales Company LLC

Bridgecrest Acceptan	DriveTime Car Sales Company, LLC

Bridgecrest Acceptance	DriveTime Car Sales LLC

Bridgecrest Acceptance Corp	DT Acceptance Corp

Bridgecrest Acceptance Corporation	DT Acceptance Corporation

Bridgecrest Accpt Corp	GoFi

Bridgecrest Accptacne Corp	Go Fi LLC

Bridgecrst Acceptance Corp	GoFi, LLC

Brudgecrest Acceptance Corp	GoFi LLC

Bridgecrest Acceptgance Corp	GoFi, LLC.

DriveTime	GO-FI LLC

DriveTime Acceptance Corporation	GFC Lending

DriveTime Car Sales	GFC, Lending

GFC Lending LLC.

Exhibit A (continued)

Acceptable Forms of Insurance Documents

Agreement to Furnish Insurance Policy	Insurance Card

Agreement to Provide Physical Damage Insurance	Insurance Coverage Acknowledgement

Application for Insurance	Insurance Endorsement

Auto Insurance Binder	Insurance ID card

Auto Insurance Card	Insurance Identification Card

Auto Insurance Confirmation	Insurance Policy Information Card

Auto Insurance Coverage Summary	Insurance Summary

Auto Insurance Identification Card	Insurance Vehicle Identification Card

Auto Insurance Policy Amended Declarations	Liability Insurance Card

Auto Insurance Policy Declarations	Liability Insurance Certificate

Auto Liability Identification Card	Letter of Coverage

Auto Policy Binder	Letter of Experience

Automobile Application	Personal Auto Declaration

Automobile Insurance Binder	Personal Auto Policy

Automobile Insurance Card	Personal Auto Policy Declarations

Automobile Insurance Identification Card	Personal Car Policy Declarations

Automotive Insurance Identification Card	Proof of Insurance

Binder for State Farm Automobile Insurance	Proof of Insurance Card

Binder of Insurance	Private Passenger Declarations

Certificate of Insurance	Renewal Declarations Page

Confirmation of Insurance	Screenshot from the Company’s Insurance Verification System

Declaration Page	Security Verification Form

Declarations Page	Temporary Auto Identification Card

Evidence of Financial Responsibility	Temporary Auto Liability Identification Card

Evidence of Insurance	Temporary Evidence of Insurance

Evidence of Liability Insurance	Temporary Insurance Identification Card

Evidence of Motor Vehicle Liability Insurance	Temporary Proof of Auto Insurance Card

Financial Responsibility Identification Card	Temporary Proof of Insurance Card(s)

Financial Responsibility ID Card	Financial Responsibility ID Card

Form Liability Insurance Card	Vehicle Lookup

Insurance Application	Verification of Coverage

Insurance Binder Form	Verification of Insurance

Verification of Insurance Form

Exhibit B

The Selected Auto Loans

Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number
1	2025-02-001	51	2025-02-051	101	2025-02-101
2	2025-02-002	52	2025-02-052	102	2025-02-102
3	2025-02-003	53	2025-02-053	103	2025-02-103
4	2025-02-004	54	2025-02-054	104	2025-02-104
5	2025-02-005	55	2025-02-055	105	2025-02-105
6	2025-02-006	56	2025-02-056	106	2025-02-106
7	2025-02-007	57	2025-02-057	107	2025-02-107
8	2025-02-008	58	2025-02-058	108	2025-02-108
9	2025-02-009	59	2025-02-059	109	2025-02-109
10	2025-02-010	60	2025-02-060	110	2025-02-110
11	2025-02-011	61	2025-02-061	111	2025-02-111
12	2025-02-012	62	2025-02-062	112	2025-02-112
13	2025-02-013	63	2025-02-063	113	2025-02-113
14	2025-02-014	64	2025-02-064	114	2025-02-114
15	2025-02-015	65	2025-02-065	115	2025-02-115
16	2025-02-016	66	2025-02-066	116	2025-02-116
17	2025-02-017	67	2025-02-067	117	2025-02-117
18	2025-02-018	68	2025-02-068	118	2025-02-118
19	2025-02-019	69	2025-02-069	119	2025-02-119
20	2025-02-020	70	2025-02-070	120	2025-02-120
21	2025-02-021	71	2025-02-071	121	2025-02-121
22	2025-02-022	72	2025-02-072	122	2025-02-122
23	2025-02-023	73	2025-02-073	123	2025-02-123
24	2025-02-024	74	2025-02-074	124	2025-02-124
25	2025-02-025	75	2025-02-075	125	2025-02-125
26	2025-02-026	76	2025-02-076	126	2025-02-126
27	2025-02-027	77	2025-02-077	127	2025-02-127
28	2025-02-028	78	2025-02-078	128	2025-02-128
29	2025-02-029	79	2025-02-079	129	2025-02-129
30	2025-02-030	80	2025-02-080	130	2025-02-130
31	2025-02-031	81	2025-02-081	131	2025-02-131
32	2025-02-032	82	2025-02-082	132	2025-02-132
33	2025-02-033	83	2025-02-083	133	2025-02-133
34	2025-02-034	84	2025-02-084	134	2025-02-134
35	2025-02-035	85	2025-02-085	135	2025-02-135
36	2025-02-036	86	2025-02-086	136	2025-02-136
37	2025-02-037	87	2025-02-087	137	2025-02-137
38	2025-02-038	88	2025-02-088	138	2025-02-138
39	2025-02-039	89	2025-02-089	139	2025-02-139
40	2025-02-040	90	2025-02-090	140	2025-02-140
41	2025-02-041	91	2025-02-091	141	2025-02-141
42	2025-02-042	92	2025-02-092	142	2025-02-142
43	2025-02-043	93	2025-02-093	143	2025-02-143
44	2025-02-044	94	2025-02-094	144	2025-02-144
45	2025-02-045	95	2025-02-095	145	2025-02-145
46	2025-02-046	96	2025-02-096	146	2025-02-146
47	2025-02-047	97	2025-02-097	147	2025-02-147
48	2025-02-048	98	2025-02-098	148	2025-02-148
49	2025-02-049	99	2025-02-099	149	2025-02-149
50	2025-02-050	100	2025-02-100	150	2025-02-150

Note:	The Company has assigned a unique Auto Loan Number to each Auto Loan in the Data File. The Auto Loan Numbers referred to in this Exhibit are not the actual Auto Loan Numbers.